Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018
Customer receivables, allowance for doubtful accounts		$ 22	$ 14	[1]
Other receivables, allowance for doubtful accounts		$ 4	$ 4	[1]
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares outstanding		802,000,000	681,000,000
Virginia Electric and Power Company
Customer receivables, allowance for doubtful accounts		$ 9	$ 9	[2]
Other receivables, allowance for doubtful accounts		$ 3	$ 3	[2]
Common stock, shares authorized		500,000	500,000
Common stock, shares outstanding		274,723	274,723
Dominion Energy Gas Holdings, LLC
Customer receivables, allowance for doubtful accounts	[3]	$ 1	$ 1	[4]

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	See Note 19 for amounts attributable to related parties.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.